AB Sustainable Global Thematic Fund, Inc.

Portfolio of Investments

April 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 31.4%
Communications Equipment – 1.3%
Arista Networks, Inc.(a)	244,636	$20,126,204

Electronic Equipment, Instruments & Components – 6.6%
Flex Ltd.(a)	1,189,709	40,854,607
Halma PLC	778,195	28,724,445
Keyence Corp.	73,500	30,729,726

		100,308,778

IT Services – 1.6%
Accenture PLC - Class A	78,363	23,442,291

Semiconductors & Semiconductor Equipment – 8.8%
Broadcom, Inc.	108,680	20,917,639
Monolithic Power Systems, Inc.	33,810	20,052,711
NVIDIA Corp.	208,032	22,658,845
NXP Semiconductors NV	150,341	27,709,350
Taiwan Semiconductor Manufacturing Co., Ltd.	1,496,000	42,388,489

		133,727,034

Software – 11.2%
Cadence Design Systems, Inc.(a)	108,986	32,449,492
Microsoft Corp.	143,167	56,588,188
Palo Alto Networks, Inc.(a)	116,330	21,745,567
Salesforce, Inc.	127,760	34,330,390
SAP SE	85,140	24,911,003

		170,024,640

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	133,650	28,400,625

		476,029,572

Industrials – 20.1%
Commercial Services & Supplies – 6.5%
Tetra Tech, Inc.	782,420	24,403,680
Veralto Corp.	393,224	37,710,182
Waste Management, Inc.	152,298	35,540,261

		97,654,123

Construction & Engineering – 3.6%
AECOM	302,214	29,813,411
WSP Global, Inc.	141,319	25,049,116

		54,862,527

Electrical Equipment – 5.6%
Emerson Electric Co.	263,870	27,735,376
Prysmian SpA	457,140	25,111,710
Rockwell Automation, Inc.	125,490	31,081,363

		83,928,449

Machinery – 0.8%
TOMRA Systems ASA	773,573	12,204,865

Company	Shares	U.S. $ Value

Professional Services – 3.6%
Experian PLC	534,205	$26,577,256
RELX PLC	516,828	28,205,962

		54,783,218

		303,433,182

Financials – 17.6%
Banks – 2.1%
NU Holdings Ltd./Cayman Islands - Class A(a)	2,510,578	31,206,485

Capital Markets – 7.4%
Jefferies Financial Group, Inc.	411,520	19,230,330
London Stock Exchange Group PLC	295,486	46,010,560
LPL Financial Holdings, Inc.	90,380	28,902,620
Partners Group Holding AG	13,637	17,868,170

		112,011,680

Financial Services – 4.5%
Fiserv, Inc.(a)	199,690	36,856,783
Visa, Inc. - Class A	92,548	31,975,334

		68,832,117

Insurance – 3.6%
AIA Group Ltd. - Class H	4,397,400	32,949,330
Reinsurance Group of America, Inc. - Class A	117,540	22,016,417

		54,965,747

		267,016,029

Health Care – 14.1%
Health Care Equipment & Supplies – 11.5%
Alcon AG	425,614	41,352,865
Becton Dickinson & Co.	142,639	29,539,111
GE HealthCare Technologies, Inc.	418,322	29,420,586
Hologic, Inc.(a)	297,014	17,286,215
Stryker Corp.	63,840	23,871,053
Terumo Corp.	1,728,732	33,089,177

		174,559,007

Health Care Providers & Services – 1.2%
Apollo Hospitals Enterprise Ltd.	216,134	17,846,408

Life Sciences Tools & Services – 1.4%
Bruker Corp.	210,831	8,445,890
ICON PLC(a)	83,619	12,663,261

		21,109,151

		213,514,566

Consumer Discretionary – 6.4%
Automobile Components – 1.5%
Aptiv PLC(a)	392,665	22,405,465

Broadline Retail – 2.8%
MercadoLibre, Inc.(a)	18,447	42,997,190

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.1%
On Holding AG - Class A(a)	653,881	$31,458,215

		96,860,870

Utilities – 4.9%
Electric Utilities – 2.3%
NextEra Energy, Inc.	530,861	35,503,984

Water Utilities – 2.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,944,187	39,016,318

		74,520,302

Energy – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Cameco Corp.	906,860	40,944,729

Total Common Stocks (cost $1,286,097,370)		1,472,319,250

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(b) (c) (d) (cost $39,336,537)	39,336,537	39,336,537

Total Investments – 99.8% (cost $1,325,433,907)(e)		1,511,655,787
Other assets less liabilities – 0.2%		2,930,115

Net Assets – 100.0%		$1,514,585,902

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	330,942	USD	58,462	05/05/2025	$147,825
Bank of America NA	USD	58,162	BRL	330,942	05/05/2025	152,191
Bank of America NA	CHF	49,930	USD	56,404	05/09/2025	(4,120,833)
Bank of America NA	USD	5,087	SGD	6,870	05/09/2025	173,654
Bank of America NA	GBP	55,816	USD	72,131	05/16/2025	(2,256,550)
Bank of America NA	USD	4,377	INR	377,197	05/22/2025	75,825
Bank of America NA	BRL	27,484	USD	4,827	06/03/2025	20,199
Bank of America NA	BRL	330,942	USD	57,763	06/03/2025	(121,829)
Bank of America NA	CAD	31,945	USD	22,684	06/18/2025	(543,593)
Bank of America NA	USD	11,190	JPY	1,568,525	06/25/2025	(152,593)
Barclays Capital, Inc.	USD	12,412	CHF	10,611	05/09/2025	450,623
Barclays Capital, Inc.	CNH	71,085	USD	9,667	06/05/2025	(133,797)
BNP Paribas SA	USD	8,753	EUR	7,719	05/09/2025	(6,003)
BNP Paribas SA	USD	3,899	CNH	28,318	06/05/2025	5,686
Citibank NA	TWD	702,075	USD	21,507	05/23/2025	(482,448)
Citibank NA	SEK	36,748	USD	3,842	06/26/2025	28,390
Citibank NA	USD	14,499	SEK	141,147	06/26/2025	150,013
Citibank NA	USD	15,426	KRW	21,966,262	07/17/2025	63,207
Deutsche Bank AG	EUR	17,782	USD	19,645	05/09/2025	(503,911)
Goldman Sachs Bank USA	USD	7,958	GBP	6,215	05/16/2025	325,438
JPMorgan Chase Bank	USD	4,710	INR	408,716	05/22/2025	115,009
Morgan Stanley Capital Services, Inc.	BRL	330,942	USD	57,068	05/05/2025	(1,245,917)
Morgan Stanley Capital Services, Inc.	USD	58,462	BRL	330,942	05/05/2025	(147,825)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	90,563	EUR	85,932	05/09/2025	$6,808,199
Morgan Stanley Capital Services, Inc.	USD	2,703	ZAR	52,878	06/05/2025	133,249
Morgan Stanley Capital Services, Inc.	USD	3,882	MXN	81,096	06/13/2025	231,672
Morgan Stanley Capital Services, Inc.	NOK	91,489	USD	8,629	06/26/2025	(165,284)
State Street Bank & Trust Co.	GBP	7,059	USD	9,116	05/16/2025	(291,797)
State Street Bank & Trust Co.	USD	4,498	TWD	147,427	05/23/2025	119,967
State Street Bank & Trust Co.	HKD	213,095	USD	27,511	07/11/2025	9,904
UBS	CHF	6,309	USD	7,621	05/09/2025	(26,392)
UBS	EUR	4,358	USD	4,709	05/09/2025	(228,663)
UBS	USD	52,331	CNH	377,177	06/05/2025	(329,363)
UBS	USD	24,119	AUD	40,062	06/12/2025	1,554,571

						$(191,176)

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618

(e)

As of April 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $295,171,244 and gross unrealized depreciation of investments was $(109,140,540), resulting in net unrealized appreciation of $186,030,704.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

April 30, 2025 (unaudited)

59.4%	United States
6.8%	United Kingdom
2.8%	Taiwan
3.3%	Switzerland
0.8%	Norway
4.2%	Japan
1.7%	Italy
1.6%	Ireland
1.2%	India
2.2%	Hong Kong
1.6%	Germany
4.4%	Canada
7.4%	Brazil
2.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund, Inc.

April 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$349,275,909	$126,753,663	$—	$476,029,572
Industrials	211,333,389	92,099,793	—	303,433,182
Financials	170,187,969	96,828,060	—	267,016,029
Health Care	121,226,116	92,288,450	—	213,514,566
Consumer Discretionary	96,860,870	—	—	96,860,870
Utilities	74,520,302	—	—	74,520,302
Energy	40,944,729	—	—	40,944,729
Short-Term Investments	39,336,537	—	—	39,336,537

Total Investments in Securities	1,103,685,821	407,969,966	—	1,511,655,787
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	10,565,622	—	10,565,622
Liabilities:
Forward Currency Exchange Contracts	—	(10,756,798)	—	(10,756,798)

Total	$1,103,685,821	$407,778,790	$—	$1,511,464,611

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2025 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$71,501	$434,835	$466,999	$39,337	$1,535